Stockholders' Equity (Details) - AutoLotto, Inc. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity (Details) [Line Items]
Common stock, shares outstanding (in Shares)	5,910,980	5,158,607
Exercise of stock option (in Dollars)	$ 20,000
Secured convertible note matured (in Shares)	465,170
outstanding shares (in Shares)	190,749
Weighted average remaining life	4 years 1 month 6 days
Common stock, shares authorized (in Shares)	8,610,000	8,610,000
Common stock, par value	$ 0.0001	$ 0.0001
Preferred stock description		(a) the closing of the sale of shares of Common Stock to the public at a price of at least 3x times the Series A Original Issue Price per share (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the Common Stock), in a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $30,000,000 of net proceeds to the Company; or (b) the date and time, or the occurrence of an event, specified by vote or written consent of (i) the holders of at least 50% of the then outstanding shares of Preferred Stock voting on an as-converted to Common Stock basis, and (ii) the holders of at least 50% of the then outstanding shares of Series A Preferred Stock, (y) all outstanding shares of Preferred Stock shall automatically be converted into shares of Common Stock, at the then effective conversion rate and (z) such shares may not be reissued by the Company.
Digital securities description		(i) 51,520,000 Digital Securities for approximately $55,717,000; and (ii) options to purchase an additional 1,464,340 Digital Securities for $0.05 per Digital Security.
Recognized additional value (in Dollars)		$ 650,000	$ 2,892,000
Aggregate receive percentage		7.00%
Beneficial conversion feature (in Dollars)		$ 1,405,341	$ 717,866
From July 2015 to January 2018 [Member]
Stockholders' Equity (Details) [Line Items]
Issue aggregate shares (in Shares)		190,749
Weighted average remaining life		4 years 9 months 18 days	4 years 9 months 18 days
Minimum [Member] | From July 2015 to January 2018 [Member]
Stockholders' Equity (Details) [Line Items]
Prices ranging per shares		$ 0.18
Maximum [Member] | From July 2015 to January 2018 [Member]
Stockholders' Equity (Details) [Line Items]
Prices ranging per shares		2.01
Series A [Member]
Stockholders' Equity (Details) [Line Items]
Conversion price shares		13.97337
Series A1 [Member]
Stockholders' Equity (Details) [Line Items]
Conversion price shares		7.68535
Series A2 [Member]
Stockholders' Equity (Details) [Line Items]
Conversion price shares		0.33039582
Series Seed [Member]
Stockholders' Equity (Details) [Line Items]
Conversion price shares		$ 0.95